UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22896

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Capital Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 90.0%
Security	Shares	Value
Bulgaria — 0.3%
Eurohold Bulgaria AD(1)	998,722	$ 747,039
		$ 747,039
China — 3.3%
Alibaba Group Holding, Ltd.(1)	65,100	$ 688,343
Alibaba Health Information Technology, Ltd.(1)	38,000	27,391
Anhui Conch Cement Co., Ltd., Class H	9,500	29,996
ANTA Sports Products, Ltd.	6,400	79,528
Baidu, Inc., Class A(1)	10,450	157,292
BeiGene, Ltd.(1)	3,500	68,684
Bilibili, Inc., Class Z(1)	1,420	28,887
BYD Co., Ltd., Class A	900	33,350
BYD Co., Ltd., Class H	4,000	121,305
China Conch Venture Holdings, Ltd.	14,500	23,135
China Gas Holdings, Ltd.	23,000	29,589
China International Capital Corp., Ltd., Class H(2)	13,600	28,577
China Life Insurance Co., Ltd., Class H	41,000	78,767
China Longyuan Power Group Corp., Ltd., Class H	26,000	27,286
China Mengniu Dairy Co., Ltd.(1)	17,000	68,622
China National Building Material Co., Ltd., Class H	34,000	25,511
China Overseas Land & Investment, Ltd.	22,000	55,795
China Pacific Insurance (Group) Co., Ltd., Class H	17,200	51,377
China Petroleum & Chemical Corp., Class H	140,000	91,758
China Resources Beer Holdings Co., Ltd.	10,000	77,248
China Resources Gas Group, Ltd.	7,800	24,619
China Resources Land, Ltd.	18,000	83,822
China Resources Mixc Lifestyle Services, Ltd.(2)	5,800	30,749
China Resources Power Holdings Co., Ltd.	16,000	34,836
China Shenhua Energy Co., Ltd., Class H	19,500	64,770
China Tourism Group Duty Free Corp., Ltd., Class A	1,000	23,331
China Tower Corp., Ltd., Class H(2)	328,000	41,860
China Vanke Co., Ltd., Class H	15,200	23,762
China Yangtze Power Co., Ltd., Class A	11,000	34,777
CITIC Securities Co., Ltd., Class H	16,000	33,690
CITIC, Ltd.	39,000	48,956
Contemporary Amperex Technology Co., Ltd., Class A	1,620	54,209
COSCO SHIPPING Holdings Co., Ltd., Class H	29,500	34,265
Country Garden Holdings Co., Ltd.	96,000	24,730
Country Garden Services Holdings Co., Ltd.	15,000	23,573
CSPC Pharmaceutical Group, Ltd.	52,000	52,951
East Buy Holding, Ltd.(1)(2)	3,500	12,134
ENN Energy Holdings, Ltd.	4,400	60,331
Foshan Haitian Flavouring & Food Co., Ltd., Class A(1)	2,300	23,491
Fuyao Glass Industry Group Co., Ltd., Class H(2)	6,000	24,410
Security	Shares	Value
China (continued)
Ganfeng Lithium Group Co., Ltd., Class H(2)	6,000	$ 39,587
GCL Technology Holdings, Ltd.(1)	145,000	36,408
Geely Automobile Holdings, Ltd.	36,000	44,692
Genscript Biotech Corp.(1)	10,000	26,434
Great Wall Motor Co., Ltd., Class H	24,000	29,126
Guangdong Investment, Ltd.	28,000	26,767
H World Group, Ltd. ADR(1)	1,200	56,280
Haidilao International Holding, Ltd.(1)(2)	11,000	26,894
Haier Smart Home Co., Ltd., Class H	14,200	46,286
Hengan International Group Co., Ltd.	6,000	26,799
Hygeia Healthcare Holdings Co., Ltd.(1)(2)	3,400	25,055
Innovent Biologics, Inc.(1)(2)	7,000	33,656
iQIYI, Inc. ADR(1)	4,200	25,620
JD Health International, Inc.(1)(2)	6,700	48,348
JD.com, Inc., Class A	9,850	175,801
Kanzhun, Ltd. ADR(1)	1,400	25,886
KE Holdings, Inc. ADR(1)	3,700	58,053
Kingdee International Software Group Co., Ltd.(1)	18,000	27,678
Kingsoft Corp., Ltd.	8,400	36,924
Kuaishou Technology Co., Ltd.(1)(2)	9,400	62,229
Kunlun Energy Co., Ltd.	36,000	33,372
Kweichow Moutai Co., Ltd., Class A	400	101,825
Lenovo Group, Ltd.	52,000	53,200
Li Auto, Inc., Class A(1)	6,200	73,432
Li Ning Co., Ltd.	12,000	85,819
Longfor Group Holdings, Ltd.(2)	13,000	35,574
LONGi Green Energy Technology Co., Ltd., Class A	4,200	21,216
Luzhou Laojiao Co., Ltd., Class A	800	26,141
Meituan, Class B(1)(2)	19,700	336,682
NetEase, Inc.	9,400	167,343
New Oriental Education & Technology Group, Inc.(1)	10,400	47,232
NIO, Inc. ADR(1)	7,200	56,664
Nongfu Spring Co., Ltd., Class H(2)	10,400	56,428
PDD Holdings, Inc. ADR(1)	2,300	156,745
People's Insurance Co. Group of China, Ltd., Class H	82,000	32,251
PetroChina Co., Ltd., Class H	120,000	83,356
PICC Property & Casualty Co., Ltd., Class H	46,000	55,635
Ping An Insurance Group Co. of China, Ltd., Class A	4,900	36,741
Ping An Insurance Group Co. of China, Ltd., Class H	29,500	215,218
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	20,000	34,128
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	700	25,150
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	600	27,063
Shenzhou International Group Holdings, Ltd.	4,800	46,105
Silergy Corp.	2,000	31,569
Sino Biopharmaceutical, Ltd.	71,000	39,412

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Sinopharm Group Co., Ltd., Class H	12,000	$ 42,507
Smoore International Holdings, Ltd.(2)	18,000	21,042
Sunny Optical Technology Group Co., Ltd.	4,200	44,383
TAL Education Group ADR(1)	4,100	24,026
Tencent Holdings, Ltd.	27,300	1,212,560
Tencent Music Entertainment Group ADR(1)	5,000	37,050
Tingyi (Cayman Islands) Holding Corp.	18,000	31,456
Tongcheng Travel Holdings, Ltd.(1)	12,000	25,526
Trip.com Group, Ltd. ADR(1)	2,800	99,428
Tsingtao Brewery Co., Ltd., Class H	4,000	42,822
Vipshop Holdings, Ltd. ADR(1)	2,900	45,530
Wanhua Chemical Group Co., Ltd.(1)	1,900	25,330
Want Want China Holdings, Ltd.	44,000	28,061
Weichai Power Co., Ltd., Class H	19,000	28,085
Wuliangye Yibin Co., Ltd., Class A	1,500	36,648
WuXi AppTec Co., Ltd., Class H(2)	2,700	23,746
WuXi Biologics Cayman, Inc.(1)(2)	17,500	104,350
Xinyi Solar Holdings, Ltd.	34,000	36,553
Xpeng, Inc., Class A(1)	6,800	32,470
Yadea Group Holdings, Ltd.(2)	12,000	28,056
Yankuang Energy Group Co., Ltd., Class H	12,000	41,167
Yum China Holdings, Inc.	2,100	128,478
Zai Lab, Ltd. ADR(1)	800	27,984
Zhongsheng Group Holdings, Ltd.	5,500	23,493
Zhuzhou CRRC Times Electric Co., Ltd., Class H	5,200	20,987
Zijin Mining Group Co., Ltd., Class H	34,000	57,564
ZTO Express Cayman, Inc. ADR	2,400	66,432
		$ 7,640,265
Cyprus — 4.7%
Bank of Cyprus Holdings PLC(1)(3)	45,800	$ 124,554
Bank of Cyprus Holdings PLC(1)(3)	3,947,608	10,957,297
		$ 11,081,851
Georgia — 9.0%
Bank of Georgia Group PLC	200,390	$ 7,454,566
Georgia Capital PLC(1)	707,280	7,157,535
TBC Bank Group PLC	219,522	6,494,016
		$ 21,106,117
Greece — 16.1%
Alpha Services and Holdings S.A.(1)	2,988,462	$ 3,746,439
Athens Water Supply & Sewage Co. S.A.	51,438	357,506
Eurobank Ergasias Services and Holdings S.A.(1)	3,411,650	4,823,831
GEK Terna Holding Real Estate Construction S.A.(1)	66,445	908,981
Hellenic Telecommunications Organization S.A.	231,741	3,386,127
Security	Shares	Value
Greece (continued)
Helleniq Energy Holdings S.A.	64,933	$ 515,587
Holding Co. ADMIE IPTO S.A.	146,320	284,248
JUMBO S.A.	135,139	3,113,533
LAMDA Development S.A.(1)	81,571	503,893
Motor Oil (Hellas) Corinth Refineries S.A.	71,176	1,696,378
Mytilineos S.A.	115,688	3,356,431
National Bank of Greece S.A.(1)	359,515	1,881,398
OPAP S.A.	226,496	3,862,369
Piraeus Financial Holdings S.A.(1)	1,813,970	4,291,189
Public Power Corp. S.A.(1)	243,955	2,105,231
Sarantis S.A.	45,317	358,412
Terna Energy S.A.	67,592	1,498,381
Titan Cement International S.A.(1)	53,409	882,153
		$ 37,572,087
Hong Kong — 0.0%(4)
Chow Tai Fook Jewellery Group, Ltd.	16,000	$ 32,131
		$ 32,131
India — 6.2%
Adani Green Energy, Ltd.(1)	14,178	$ 165,685
Adani Transmission, Ltd.(1)	12,259	154,916
Apollo Hospitals Enterprise, Ltd.	4,774	264,634
Asian Paints, Ltd.	1,872	66,430
Avenue Supermarts, Ltd.(1)(2)	7,154	308,304
Bajaj Finance, Ltd.	11,417	878,239
Bajaj Finserv, Ltd.	16,719	278,008
Bharti Airtel, Ltd.	95,293	932,389
Cholamandalam Investment & Finance Co., Ltd.	14,109	151,301
Cipla, Ltd.	3,388	37,731
Divi's Laboratories, Ltd.	6,252	250,232
Dr. Reddy's Laboratories, Ltd.	739	44,384
Eicher Motors, Ltd.	1,090	44,097
GAIL (India), Ltd.	88,026	115,651
Grasim Industries, Ltd.	11,746	247,226
Havells India, Ltd.	9,907	149,223
HCL Technologies, Ltd.	4,848	63,317
HDFC Life Insurance Co., Ltd.(2)	6,699	43,548
Hindalco Industries, Ltd.	57,847	309,948
Hindustan Unilever, Ltd.	3,395	102,218
Housing Development Finance Corp., Ltd.	6,510	221,360
Indian Railway Catering & Tourism Corp., Ltd.	9,683	73,427
Info Edge India, Ltd.	2,581	119,515
Infosys, Ltd.	11,970	184,717
ITC, Ltd.	14,140	73,849
Jindal Steel & Power, Ltd.	13,591	97,107

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
JSW Steel, Ltd.	31,961	$ 284,883
Jubilant FoodWorks, Ltd.	15,996	87,766
Larsen & Toubro, Ltd.	28,499	824,719
LTIMindtree, Ltd.(2)	3,328	180,545
Mahindra & Mahindra, Ltd.	36,818	553,138
Maruti Suzuki India, Ltd.	596	62,892
Mphasis, Ltd.	3,178	71,076
Nestle India, Ltd.	193	51,388
NTPC, Ltd.	22,489	47,433
Petronet LNG, Ltd.	28,740	83,421
PI Industries, Ltd.	2,863	118,478
Power Grid Corp. of India, Ltd.	17,659	51,154
Reliance Industries, Ltd.	123,358	3,662,472
SBI Cards & Payment Services, Ltd.	9,055	85,559
SBI Life Insurance Co., Ltd.(2)	2,822	39,424
SRF, Ltd.	5,781	179,749
Sun Pharmaceutical Industries, Ltd.	5,217	63,029
Tata Consultancy Services, Ltd.	3,464	136,774
Tata Consumer Products, Ltd.	26,081	243,395
Tata Elxsi, Ltd.	1,296	105,522
Tata Motors, Ltd.(1)	11,778	70,200
Tata Steel, Ltd.	327,127	433,896
Tech Mahindra, Ltd.	3,441	43,235
Titan Co., Ltd.	15,533	502,334
Trent, Ltd.	6,864	114,829
Tube Investments of India, Ltd.	4,113	130,280
UltraTech Cement, Ltd.	4,517	417,261
UPL, Ltd.	18,027	163,365
Varun Beverages, Ltd.	8,510	150,495
Wipro, Ltd.	8,368	39,593
		$ 14,375,761
Indonesia — 6.8%
Adaro Energy Indonesia Tbk PT	2,449,800	$ 524,414
Astra International Tbk PT	3,027,700	1,396,584
Bank Central Asia Tbk PT	5,995,400	3,710,259
Bank Jago Tbk PT(1)	626,600	88,916
Bank Mandiri Persero Tbk PT	4,386,800	1,550,733
Bank Negara Indonesia Persero Tbk PT	1,209,700	779,589
Bank Rakyat Indonesia Persero Tbk PT	7,475,184	2,604,946
Barito Pacific Tbk PT	4,808,843	274,224
Charoen Pokphand Indonesia Tbk PT	1,315,900	411,976
Kalbe Farma Tbk PT	3,818,800	552,900
Merdeka Copper Gold Tbk PT(1)	2,079,800	561,044
Sumber Alfaria Trijaya Tbk PT	2,968,200	586,908
Telkom Indonesia Persero Tbk PT	6,925,700	2,006,020
Security	Shares	Value
Indonesia (continued)
Unilever Indonesia Tbk PT	1,221,400	$ 366,858
United Tractors Tbk PT	284,400	561,427
		$ 15,976,798
Kazakhstan — 3.4%
Halyk Savings Bank of Kazakhstan JSC GDR(5)	96,220	$ 1,289,348
Kaspi.kz JSC GDR(5)	54,990	4,536,675
NAC Kazatomprom JSC GDR(5)	74,240	2,108,416
		$ 7,934,439
Malaysia — 6.8%
AMMB Holdings Bhd	364,600	$ 295,683
Axiata Group Bhd	540,500	363,167
CELCOMDIGI Bhd	580,700	573,513
CIMB Group Holdings Bhd	1,212,600	1,377,661
Dialog Group Bhd	701,100	360,951
Genting Bhd	398,900	421,328
Genting Malaysia Bhd	567,100	345,394
Hong Leong Bank Bhd	119,800	541,415
IHH Healthcare Bhd	332,700	428,140
Inari Amertron Bhd	542,000	281,379
IOI Corp. Bhd	473,300	406,540
Kuala Lumpur Kepong Bhd	81,800	395,099
Malayan Banking Bhd	840,800	1,633,910
Maxis Bhd	449,600	444,144
MISC Bhd	255,700	419,037
Nestle Malaysia Bhd	13,700	416,332
Petronas Chemicals Group Bhd	424,200	675,050
Petronas Dagangan Bhd	59,700	303,373
Petronas Gas Bhd	145,700	552,250
PPB Group Bhd	120,300	438,601
Press Metal Aluminium Holdings Bhd	660,800	765,721
Public Bank Bhd	2,524,300	2,204,342
QL Resources Bhd	221,000	280,032
RHB Bank Bhd	286,600	352,537
Sime Darby Bhd	542,000	264,096
Sime Darby Plantation Bhd	394,600	379,796
Tenaga Nasional Bhd	467,600	933,954
		$ 15,853,445
Romania — 4.3%
Banca Transilvania S.A.	765,000	$ 3,277,511
BRD-Groupe Societe Generale S.A.	333,000	923,755
MED Life S.A.(1)	153,000	632,644
OMV Petrom S.A.	13,700,000	1,486,947
Societatea Energetica Electrica S.A.	298,000	588,338

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Romania (continued)
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	182,000	$ 1,579,900
Teraplast S.A.	3,005,000	387,798
Transelectrica S.A.(1)	76,000	421,627
Transgaz S.A. Medias	10,100	759,258
		$ 10,057,778
Saudi Arabia — 5.6%
Advanced Petrochemical Co.	48,600	$ 620,630
Al Rajhi Bank	109,100	2,251,818
Alinma Bank	121,300	1,032,659
Almarai Co. JSC	17,800	280,801
Banque Saudi Fransi	29,700	308,172
Dr Sulaiman Al Habib Medical Services Group Co.	5,100	391,761
Etihad Etisalat Co.	65,000	801,675
Riyad Bank	63,800	514,573
SABIC Agri-Nutrients Co.	11,200	402,697
Saudi Arabian Mining Co.(1)	38,600	722,082
Saudi Arabian Oil Co.(2)	106,100	1,022,704
Saudi Basic Industries Corp.	40,600	1,004,552
Saudi Electricity Co.	49,600	321,550
Saudi Industrial Investment Group	93,300	636,269
Saudi National Bank (The)	90,100	1,182,532
Saudi Telecom Co.	68,400	823,260
Savola Group (The)	80,200	683,142
		$ 13,000,877
Serbia — 0.5%
Metalac AD(1)	67,357	$ 1,079,830
		$ 1,079,830
Slovenia — 3.0%
Nova Ljubljanska Banka dd(2)	72,121	$ 5,697,330
Nova Ljubljanska Banka dd GDR(5)	60,052	910,251
Petrol	18,600	482,102
		$ 7,089,683
South Korea — 8.9%
AMOREPACIFIC Corp.	1,140	$ 105,475
Celltrion Healthcare Co., Ltd.	3,063	159,662
Celltrion, Inc.	3,011	362,794
CJ CheilJedang Corp.	339	78,502
Coway Co., Ltd.	2,186	80,262
Doosan Enerbility Co., Ltd.(1)	13,566	169,982
Ecopro BM Co., Ltd.	1,708	342,983
Hanwha Galleria Co., Ltd.(1)	4,611	5,939
Hanwha Solutions Corp.(1)	4,088	147,098
Security	Shares	Value
South Korea (continued)
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	1,746	$ 111,053
HLB, Inc.(1)	4,241	112,710
HMM Co., Ltd.	9,451	144,764
HYBE Co., Ltd.(1)	432	87,358
Hyundai Engineering & Construction Co., Ltd.	3,379	103,964
Hyundai Glovis Co., Ltd.	762	93,475
Hyundai Mobis Co., Ltd.	1,909	310,900
Hyundai Motor Co.	5,167	765,384
Hyundai Steel Co.	2,500	68,357
Kakao Corp.	9,381	410,790
Kia Corp.	7,832	496,026
Korea Aerospace Industries, Ltd.	2,870	117,888
Korea Electric Power Corp.(1)	9,138	127,579
Korea Investment Holdings Co., Ltd.	1,239	51,206
Korea Zinc Co., Ltd.	330	126,838
Korean Air Lines Co., Ltd.	6,673	114,466
Krafton, Inc.(1)	869	125,532
KT&G Corp.	3,555	227,809
L&F Co., Ltd.	839	167,475
LG Chem, Ltd.	1,724	957,653
LG Corp.	3,183	208,332
LG Display Co., Ltd.(1)	9,346	104,187
LG Electronics, Inc.	3,428	281,500
LG Energy Solution, Ltd.(1)	683	297,676
LG H&H Co., Ltd.	316	147,555
LG Innotek Co., Ltd.	522	103,894
Lotte Chemical Corp.	607	76,504
Naver Corp.	4,805	696,126
NCSoft Corp.	575	162,709
Pearl Abyss Corp.(1)	890	28,823
POSCO Chemical Co., Ltd.	1,169	294,258
POSCO Holdings, Inc.	2,943	832,883
Samsung Biologics Co., Ltd.(1)(2)	533	311,729
Samsung C&T Corp.	2,715	222,967
Samsung Electro-Mechanics Co., Ltd.	1,863	201,474
Samsung Electronics Co., Ltd.	143,275	7,049,715
Samsung Engineering Co., Ltd.(1)	6,765	147,660
Samsung Fire & Marine Insurance Co., Ltd.	1,075	180,843
Samsung Heavy Industries Co., Ltd.(1)	25,662	109,315
Samsung Life Insurance Co., Ltd.	3,000	148,728
Samsung SDI Co., Ltd.	1,843	956,465
Samsung SDS Co., Ltd.	1,303	114,571
SK Bioscience Co., Ltd.(1)	942	49,782
SK Hynix, Inc.	17,686	1,189,976
SK Innovation Co., Ltd.(1)	1,849	240,645
SK Square Co., Ltd.(1)	3,831	122,091

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
SK, Inc.	1,234	$ 150,486
S-Oil Corp.	1,757	98,406
Yuhan Corp.	2,468	106,419
		$ 20,809,643
Taiwan — 1.0%
ASE Technology Holding Co., Ltd.	12,358	$ 40,628
Asustek Computer, Inc.	4,000	36,868
Cathay Financial Holding Co., Ltd.	30,234	41,886
Chailease Holding Co., Ltd.	5,348	38,950
China Steel Corp.	41,000	38,886
Chunghwa Telecom Co., Ltd.	17,000	70,343
Delta Electronics, Inc.	6,680	65,437
Formosa Chemicals & Fibre Corp.	14,000	31,419
Formosa Plastics Corp.	11,000	33,650
Fubon Financial Holding Co., Ltd.	33,046	63,643
Hon Hai Precision Industry Co., Ltd.	37,508	127,810
Hotai Motor Co., Ltd.	2,000	43,111
Largan Precision Co., Ltd.	1,000	65,662
MediaTek, Inc.	4,000	86,975
Nan Ya Plastics Corp.	17,000	43,207
Novatek Microelectronics Corp.	3,000	41,013
Quanta Computer, Inc.	12,000	33,601
Realtek Semiconductor Corp.	2,000	23,454
Taiwan Cement Corp.	26,343	33,232
Taiwan Semiconductor Manufacturing Co., Ltd.	70,000	1,146,292
Uni-President Enterprises Corp.	18,960	45,454
United Microelectronics Corp.(1)	38,000	61,117
Yuanta Financial Holding Co., Ltd.	41,694	30,691
		$ 2,243,329
United Arab Emirates — 5.7%
Abu Dhabi Commercial Bank PJSC	358,690	$ 861,806
Abu Dhabi Islamic Bank PJSC	168,170	521,003
Abu Dhabi National Oil Co. for Distribution PJSC	470,000	562,236
Al Ansari Financial Services PJSC(1)	1,805,311	585,007
Al Yah Satellite Communications Co. PJSC (Yahsat)	2,178,438	1,525,738
Aldar Properties PJSC	522,500	770,680
Aramex PJSC	442,000	393,571
Dubai Electricity & Water Authority PJSC(1)	410,287	277,307
Dubai Electricity & Water Authority PJSC	1,276,000	862,430
Dubai Islamic Bank PJSC	285,567	433,238
Emaar Properties PJSC	675,300	1,094,837
Emirates Telecommunications Group Co. PJSC	353,100	2,311,377
First Abu Dhabi Bank PJSC	448,554	1,734,472
Multiply Group PJSC(1)	345,100	316,616
Security	Shares	Value
United Arab Emirates (continued)
National Central Cooling Co. PJSC	689,840	$ 550,836
Q Holding PJSC(1)	227,300	158,184
Ras Al Khaimah Ceramics	650,700	464,192
		$ 13,423,530
United Kingdom — 0.0%(4)
Airtel Africa PLC(2)	40,000	$ 60,381
		$ 60,381
Vietnam — 4.4%
FPT Corp.	1,251,279	$ 4,422,757
Mobile World Investment Corp.	1,041,098	1,791,713
No Va Land Investment Group Corp.(1)	7,524	4,598
Phat Dat Real Estate Development Corp.(1)	3,271	1,976
Phu Nhuan Jewelry JSC	757,866	2,495,716
Refrigeration Electrical Engineering Corp.	547,655	1,660,986
		$ 10,377,746
Total Common Stocks (identified cost $174,737,413)		$210,462,730

Preferred Stocks — 0.5%
Security	Shares	Value
South Korea — 0.5%
Hanwha Galleria Co., Ltd.	45	$ 393
Hanwha Solutions Corp.	40	1,086
Hyundai Motor Co., Ltd.	1,499	124,345
Samsung Electronics Co., Ltd.	27,339	1,142,903
Total Preferred Stocks (identified cost $1,127,507)		$ 1,268,727

Short-Term Investments — 4.6%
Affiliated Fund — 4.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(6)	9,272,473	$ 9,272,473
Total Affiliated Fund (identified cost $9,272,473)		$ 9,272,473

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 5/16/23(7)	$1,500	$ 1,497,367
Total U.S. Treasury Obligations (identified cost $1,497,191)		$ 1,497,367
Total Short-Term Investments (identified cost $10,769,664)		$ 10,769,840

Total Purchased Options — 0.1% (identified cost $227,077)	$ 203,899
Total Investments — 95.2% (identified cost $186,861,661)	$222,705,196
Total Written Options — (0.0)%(4) (premiums received $81,857)	$ (54,056)
Other Assets, Less Liabilities — 4.8%	$ 11,223,921
Net Assets — 100.0%	$233,875,061
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $8,643,342 or 3.7% of the Portfolio's net assets.
(3)	Securities are traded on separate exchanges for the same entity.
(4)	Amount is less than 0.05% or (0.05)%, as applicable.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of these securities is $8,844,690 or 3.8% of the Portfolio's net assets.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	39.3%	$91,940,954
Consumer Discretionary	9.3	21,827,498
Information Technology	8.0	18,661,530
Communication Services	7.1	16,724,638
Energy	6.5	15,285,350
Materials	5.2	12,113,622
Industrials	5.0	11,600,543
Utilities	4.0	9,410,346
Consumer Staples	3.1	7,180,413
Health Care	1.8	4,274,521
Real Estate	1.2	2,712,042
Short-Term Investments	4.6	10,769,840
Total Investments	95.1%	$222,501,297

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Barclays Bank PLC	USD	7,800,000	CNH	7.00	1/18/24	$ 74,318
Call USD vs. Put CNH	Goldman Sachs International	USD	13,600,000	CNH	7.00	1/18/24	129,581
Total							$203,899

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Written Currency Options (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Barclays Bank PLC	USD	7,800,000	CNH	7.50	1/18/24	$(19,703)
Call USD vs. Put CNH	Goldman Sachs International	USD	13,600,000	CNH	7.50	1/18/24	(34,353)
Total							$(54,056)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	19,062,883	USD	20,500,052	6/21/23	$ 564,108
EUR	1,296,988	USD	1,394,769	6/21/23	38,381
EUR	54,704	USD	58,828	6/21/23	1,619
EUR	97,670	USD	107,163	6/21/23	760
KRW	2,478,000,000	USD	1,922,480	6/21/23	(64,980)
KRW	3,448,000,000	USD	2,654,779	6/21/23	(70,171)
KRW	3,445,000,000	USD	2,654,083	6/21/23	(71,724)
KRW	3,829,000,000	USD	2,963,072	6/21/23	(92,868)
USD	1,666,856	EUR	1,550,000	6/21/23	(45,867)
USD	2,273,096	EUR	2,113,739	6/21/23	(62,550)
USD	2,557,628	EUR	2,378,324	6/21/23	(70,379)
USD	3,848,773	EUR	3,578,952	6/21/23	(105,908)
USD	4,460,810	EUR	4,148,082	6/21/23	(122,750)
USD	7,357,664	EUR	6,841,851	6/21/23	(202,464)
					$ (304,793)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	78,845	USD	86,721	UBS AG	5/5/23	$ 169	$ —
AED	6,100,000	USD	1,660,768	Standard Chartered Bank	5/30/23	93	—
USD	1,657,609	AED	6,100,000	Standard Chartered Bank	5/30/23	—	(3,252)
CNH	43,814,225	USD	6,125,311	BNP Paribas	6/16/23	220,852	—
CNH	68,300,000	USD	9,800,517	BNP Paribas	6/16/23	92,227	—
CNH	43,785,775	USD	6,174,130	HSBC Bank USA, N.A.	6/16/23	167,912	—
CNH	87,600,000	USD	12,382,885	Standard Chartered Bank	6/16/23	305,319	—
USD	36,233,393	CNH	243,500,000	BNP Paribas	6/16/23	964,240	—
						$1,750,812	$(3,252)

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
Hang Seng China Enterprises Index	199	Long	5/30/23	$8,563,110	$ 157,823
Hang Seng Index	77	Long	5/30/23	9,748,392	(62,434)
MSCI Emerging Markets Index	190	Long	6/16/23	9,349,900	86,144
					$181,533
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	KRW	13,452	Positive Return on KOSPI 200 Index Futures 6/2023 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 6/2023 (pays upon termination)	6/8/23	$ 130,896
						$130,896
Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
OTC	– Over-the-counter
Currency Abbreviations:
AED	– United Arab Emirates Dirham
CNH	– Yuan Renminbi Offshore
EUR	– Euro
KRW	– South Korean Won
USD	– United States Dollar

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $177,589,188)	$ 213,432,723
Affiliated investment, at value (identified cost $9,272,473)	9,272,473
Cash	92,644
Deposits for derivatives collateral:
Futures contracts	2,276,390
Centrally cleared derivatives	877,359
OTC derivatives	1,704,000
Foreign currency, at value (identified cost $5,105,655)	5,189,043
Dividends receivable	451,092
Dividends receivable from affiliated investment	51,210
Receivable for investments sold	669,307
Receivable for variation margin on open futures contracts	206,686
Receivable for variation margin on open centrally cleared derivatives	8,918
Receivable for open forward foreign currency exchange contracts	1,750,812
Receivable for open swap contracts	130,896
Tax reclaims receivable	13,033
Receivable from affiliate	10,000
Other assets	312,959
Total assets	$236,449,545
Liabilities
Cash collateral due to brokers	$ 1,704,000
Written options outstanding, at value (premiums received $81,857)	54,056
Payable for investments purchased	319,676
Payable for open forward foreign currency exchange contracts	3,252
Payable to affiliates:
Investment adviser fee	185,560
Trustees' fees	1,083
Accrued foreign capital gains taxes	33,664
Accrued expenses	273,193
Total liabilities	$ 2,574,484
Net Assets applicable to investors' interest in Portfolio	$233,875,061

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $273,851)	$ 2,373,438
Dividend income from affiliated investment	149,418
Interest income (net of foreign taxes withheld of $11)	89,122
Total investment income	$ 2,611,978
Expenses
Investment adviser fee	$ 1,023,752
Trustees’ fees and expenses	6,322
Custodian fee	118,287
Legal and accounting services	38,357
Miscellaneous	11,462
Total expenses	$ 1,198,180
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 15,387
Total expense reductions	$ 15,387
Net expenses	$ 1,182,793
Net investment income	$ 1,429,185
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $346,976)	$ (6,831,414)
Futures contracts	435,827
Swap contracts	(51,917)
Foreign currency transactions	214,713
Forward foreign currency exchange contracts	197,478
Net realized loss	$ (6,035,313)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $22,766)	$ 34,005,050
Written options	27,801
Futures contracts	182,856
Swap contracts	130,896
Foreign currency	123,561
Forward foreign currency exchange contracts	(1,133,951)
Net change in unrealized appreciation (depreciation)	$33,336,213
Net realized and unrealized gain	$27,300,900
Net increase in net assets from operations	$28,730,085

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,429,185	$ 4,053,926
Net realized loss	(6,035,313)	(1,544,196)
Net change in unrealized appreciation (depreciation)	33,336,213	(36,582,335)
Net increase (decrease) in net assets from operations	$ 28,730,085	$ (34,072,605)
Capital transactions:
Contributions	$ 37,004,744	$ 40,153,386
Withdrawals	(15,492,784)	(12,951,136)
Net increase in net assets from capital transactions	$ 21,511,960	$ 27,202,250
Net increase (decrease) in net assets	$ 50,242,045	$ (6,870,355)
Net Assets
At beginning of period	$ 183,633,016	$ 190,503,371
At end of period	$233,875,061	$183,633,016

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2023
Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):
Expenses	1.15% (1)(2)(3)	1.26% (2)	1.24%	1.28%	1.29% (4)	1.25%
Net investment income	1.39% (1)	2.17%	1.04%	0.84%	1.29%	0.97%
Portfolio Turnover	47% (5)	67%	70%	44%	43%	39%
Total Return	15.47%	(16.87)%	35.70%	(2.84)%	7.44%	(11.06)%
Net assets, end of period (000’s omitted)	$233,875	$183,633	$190,503	$145,694	$179,334	$162,169
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
(3)	The investment adviser reimbursed certain operating expenses (equal to 0.02% of average daily net assets for the six months ended April 30, 2023). Absent this reimbursement, total return would be lower.
(4)	Includes interest expense of 0.01% of average daily net assets for the year ended October 31, 2019.
(5)	Not annualized.

See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2023, Eaton Vance Emerging and Frontier Countries Equity Fund held an interest of approximately 100% interest in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual

Global Macro Capital Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in India. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities, the holding period of such securities, the related tax rates, and the availability of any realized losses in excess of gains that may be carried forward to offset future gains. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on certain Indian securities sold at a gain are included in net realized gain (loss) on investments.
As of April 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I   Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP

Global Macro Capital Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
L  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
M  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
For the six months ended April 30, 2023, the Portfolio’s investment adviser fee amounted to $1,023,752 or 1.00% (annualized) of the Portfolio’s average daily net assets. Pursuant to an expense reimbursement, BMR was allocated $10,000 of the Portfolio’s operating expenses for the six months ended

Global Macro Capital Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

April 30, 2023. Pursuant to an investment sub-advisory agreement effective January 1, 2023, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $5,387 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $99,112,556 and $89,333,411, respectively, for the six months ended April 30, 2023.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$192,434,477
Gross unrealized appreciation	$ 39,053,807
Gross unrealized depreciation	(7,081,948)
Net unrealized appreciation	$ 31,971,859
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2023 is included in the Portfolio of Investments. At April 30, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Equity Price Risk: During the six months ended April 30, 2023, the Portfolio entered into equity futures contracts and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $57,308. At April 30, 2023 there were no assets pledged by the Portfolio for such liability.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its

Global Macro Capital Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2023.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2023 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Equity Price	Foreign Exchange	Total
Unaffiliated investments, at value	$ —	$ 203,899	$ 203,899
Not applicable	243,967*	604,868*	848,835
Receivable for open forward foreign currency exchange contracts	—	1,750,812	1,750,812
Receivable for open swap contracts	130,896	—	130,896
Total Asset Derivatives	$374,863	$2,559,579	$ 2,934,442
Derivatives not subject to master netting or similar agreements	$243,967	$ 604,868	$ 848,835
Total Asset Derivatives subject to master netting or similar agreements	$130,896	$1,954,711	$ 2,085,607
Written options outstanding, at value	$ —	$ (54,056)	$ (54,056)
Not applicable	(62,434)*	(909,661)*	(972,095)
Payable for open forward foreign currency exchange contracts	—	(3,252)	(3,252)
Total Liability Derivatives	$ (62,434)	$ (966,969)	$(1,029,403)
Derivatives not subject to master netting or similar agreements	$ (62,434)	$ (909,661)	$ (972,095)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$ (57,308)	$ (57,308)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

Global Macro Capital Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Barclays Bank PLC	$ 74,318	$ (19,703)	$ —	$ —	$ 54,615	$ —
BNP Paribas	1,277,319	—	—	(1,277,319)	—	1,294,000
Citibank, N.A.	130,896	—	—	—	130,896	—
Goldman Sachs International	129,581	(34,353)	—	—	95,228	—
HSBC Bank USA, N.A.	167,912	—	(159,587)	—	8,325	—
Standard Chartered Bank	305,412	(3,252)	—	(302,160)	—	410,000
UBS AG	169	—	—	—	169	—
	$2,085,607	$(57,308)	$(159,587)	$(1,579,479)	$289,233	$1,704,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Barclays Bank PLC	$ (19,703)	$ 19,703	$ —	$ —	$ —	$ —
Goldman Sachs International	(34,353)	34,353	—	—	—	—
Standard Chartered Bank	(3,252)	3,252	—	—	—	—
	$(57,308)	$57,308	$ —	$ —	$ —	$ —
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Global Macro Capital Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2023 was as follows:
Statement of Operations Caption	Equity Price	Foreign Exchange	Total
Net realized gain (loss):
Futures contracts	$435,827	$ —	$ 435,827
Swap contracts	(51,917)	—	(51,917)
Forward foreign currency exchange contracts	—	197,478	197,478
Total	$383,910	$ 197,478	$ 581,388
Change in unrealized appreciation (depreciation):
Investments	$ —	$ (23,178)(1)	$ (23,178)
Written options	—	27,801	27,801
Futures contracts	182,856	—	182,856
Swap contracts	130,896	—	130,896
Forward foreign currency exchange contracts	—	(1,133,951)	(1,133,951)
Total	$313,752	$(1,129,328)	$ (815,576)
(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$20,655,000	$143,415,000	$8,803,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2023, which are indicative of the volume of these derivative types, were approximately $12,229,000 and $12,229,000, respectively.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2023.

Global Macro Capital Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At April 30, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $9,272,473, which represents 4.0% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,240,401	$74,095,764	$(67,063,692)	$ —	$ —	$9,272,473	$149,418	9,272,473
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ 8,748,554	$ 86,495,003	$ —	$ 95,243,557
Developed Europe	—	60,381	—	60,381
Emerging Europe	—	88,734,385	—	88,734,385
Middle East/Africa	585,007	25,839,400	—	26,424,407
Total Common Stocks	$ 9,333,561	$ 201,129,169*	$ —	$ 210,462,730
Preferred Stocks	$ 393	$ 1,268,334	$ —	$ 1,268,727
Short-Term Investments:
Affiliated Fund	9,272,473	—	—	9,272,473
U.S. Treasury Obligations	—	1,497,367	—	1,497,367
Purchased Currency Options	—	203,899	—	203,899
Total Investments	$ 18,606,427	$ 204,098,769	$ —	$ 222,705,196
Forward Foreign Currency Exchange Contracts	$ —	$ 2,355,680	$ —	$ 2,355,680
Futures Contracts	86,144	157,823	—	243,967
Swap Contracts	—	130,896	—	130,896
Total	$ 18,692,571	$ 206,743,168	$ —	$ 225,435,739
Liability Description
Written Currency Options	$ —	$ (54,056)	$ —	$ (54,056)

Global Macro Capital Opportunities Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$ (912,913)	$ —	$ (912,913)
Futures Contracts	—	(62,434)	—	(62,434)
Total	$ —	$ (1,029,403)	$ —	$ (1,029,403)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Frontier markets are among the smallest and least mature investment markets. Frontier market countries may have greater political or economic instability and may also be subject to trade barriers, adjustments in currency values and developing or changing securities laws and other regulations. Investments in frontier market countries generally are less liquid and subject to greater price volatility than investments in developed markets or emerging markets.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees (collectively, the “Board”) of Eaton Vance Emerging and Frontier Countries Equity Fund (the “Fund”), a series of Eaton Vance Mutual Funds Trust, and Global Macro Capital Opportunities Portfolio (the “Portfolio”), the portfolio in which the Fund invests, held on December 13-14, 2022 (the “Meeting”), the Board, including a majority of the independent trustees (the “Independent Trustees”), voted to approve (i) a new investment sub-advisory agreement between Eaton Vance Management (“EVM”) and Eaton Vance Advisers International Ltd. (“EVAIL”), with respect to the Fund (the “Fund Sub-Advisory Agreement”), and (ii) a new investment sub-advisory agreement between Boston Management and Research (“BMR” and, together with EVM, the “Advisers” or “Eaton Vance”) and EVAIL, with respect to the Portfolio (the “Portfolio Sub-Advisory Agreement” and, together with the Fund Sub-Advisory Agreement, the “Sub-Advisory Agreements”). In voting its approval of each Sub-Advisory Agreement, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.
As of the date of the Meeting, the Board noted that EVM served as the investment adviser to the Fund pursuant to an investment advisory agreement between the Fund and the Adviser (the “Fund Advisory Agreement”), and that BMR served as the investment adviser to the Portfolio pursuant to an investment advisory agreement between the Portfolio and the Adviser (the “Portfolio Advisory Agreement” and, together with the Fund Advisory Agreement, the “Advisory Agreements”). The Board also noted that each Advisory Agreement provides that the Adviser may employ one or more investment sub-advisers to perform advisory services for the Fund and the Portfolio, as applicable, subject to required approvals, including by the Board. Based on information provided to the Board by Eaton Vance at the Meeting, the Board’s approval of each Sub-Advisory Agreement permits EVAIL to be appointed as a sub-adviser to both the Fund and the Portfolio and enables the Fund and the Portfolio to continue their respective investment programs. The Board noted that EVM, BMR and EVAIL are each indirect wholly-owned subsidiaries of the same parent company, Morgan Stanley.
At the Meeting, and prior to voting its approval of the Sub-Advisory Agreements, the Board received information from the Advisers that the Board considered reasonably necessary to evaluate the terms of each Sub-Advisory Agreement. The Board considered information furnished by the Advisers for the Meeting relating specifically to the Fund and the Portfolio, as well as information furnished by the Advisers for prior meetings of the Board and its committees. At the Meeting, the Board received information regarding the Advisers’ plan to transfer a portion of the investment functions performed by each respective Adviser under its Advisory Agreement to EVAIL as part of an internal reallocation of investment advisory responsibilities within Eaton Vance (the “Transition”). The Board received information that, in connection with the Transition, the Advisers would continue providing investment services to the Fund and the Portfolio, as applicable, under its Advisory Agreement and EVAIL would assume a portion of the responsibilities in managing such Fund and Portfolio. The Board also received information from Eaton Vance confirming that the assumption of a portion of each Adviser’s responsibilities under its respective Advisory Agreement by EVAIL would not result in either a material change to such Advisory Agreement or a change in actual control or management of the Adviser and, as such, would not result in the need for shareholder approval to enter into the Sub-Advisory Agreements. The Board was assured that the Transition would not result in, among other things, any reduction in the nature or level of services currently being provided to the Fund and the Portfolio or any increase in the aggregate advisory fees payable by the Fund or Portfolio for such services. In addition, the Advisers confirmed that the Transition would not result in a change in control in the ultimate parent controlling the entities managing the assets of the Fund and the Portfolio. In this regard, the Board considered the investment management related services that EVAIL would provide, as well as the ongoing services to be provided by the Advisers, including the background and experience of the portfolio management personnel who would continue to manage both the Fund and the Portfolio following the Transition. The Board specifically noted that the terms of the Sub-Advisory Agreements are substantially similar to the terms of the standard form used by Eaton Vance with affiliated sub-advisers for other Eaton Vance Funds in the Eaton Vance complex. Accordingly, in addition to the information considered at the Meeting and at prior meetings of the Board, including in connection with the 2022 annual contract review process, the Board considered relevant information provided by Eaton Vance and EVAIL in connection with the approvals of sub-advisory agreements between each Adviser and EVAIL with respect to other Eaton Vance Funds.
Information considered by the Board relating to the Sub-Advisory Agreements included, among other things, the following (certain information was considered by the Board in connection with the 2022 annual contract review process):
Information about Fees and Expenses
• The advisory and other fees payable by the Fund and the Portfolio and the sub-advisory fees to be paid by each Adviser to EVAIL;
•  Information comparing the advisory and other fees to be payable by the Fund and the Portfolio with fees paid by comparable funds, as identified by an independent data provider (“comparable funds”);
•  Information comparing the expected total expense ratio and its components to comparable funds;
Information about Portfolio Management and Trading
•  Descriptions of the portfolio management services to be provided by each Adviser and by EVAIL, including with respect to the Fund’s and the Portfolio’s investment strategies and policies;

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2023
Board of Trustees’ Contract Approval — continued

• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about policies and practices of the Advisers and EVAIL with respect to trading, including processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits received as a result of brokerage allocation, including information with respect to “soft dollars”;
Information about each Adviser and EVAIL
•  Information regarding the financial condition, ownership structure and resources of the Advisers;
•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities will include portfolio management and investment research for the Fund and the Portfolio, and information relating to their responsibilities with respect to managing other pooled investment vehicles and/or investment accounts;
•  Information regarding the Advisers’ and its affiliates’, including the Advisers’ parent company’s (Morgan Stanley’s), efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Codes of Ethics of the Advisers and its affiliates, including EVAIL, together with information relating to compliance with and the administration of such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates, including EVAIL, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the Adviser and its affiliates, including EVAIL;
• A description of the Advisers’ oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters; and
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the Advisers and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Advisers and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the Advisers and its affiliates;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• The risks which the Advisers and/or its affiliates incur in connection with the management and operation of the Eaton Vance Funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
•  Information regarding the terms of the Sub-Advisory Agreements.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Sub-Advisory Agreements with the applicable Adviser, including their respective fee structures, are in the interests of shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the Fund Sub-Advisory Agreement with respect to the Fund and the Portfolio Sub-Advisory Agreement with respect to the Portfolio. The conclusions reached with respect to each Sub-Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each Sub-Advisory Agreement.
Nature, Extent and Quality of Services
In considering whether to approve the Sub-Advisory Agreements, the Board evaluated the nature, extent and quality of services to be provided to the Fund and to the Portfolio by EVAIL.
The Board considered EVAIL’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who would provide portfolio management, investment research, and similar services to the Fund and the Portfolio. In this regard, the Board noted that the individuals primarily responsible for providing portfolio management services to the Fund and the Portfolio, as applicable, under the Advisory Agreements would continue to serve in substantially the same roles, noting that one team member intends to spend a significant portion of time working in the United Kingdom. The Board also considered the resources

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2023
Board of Trustees’ Contract Approval — continued

available to EVAIL in fulfilling its duties under the Sub-Advisory Agreements and the abilities and experience of EVAIL’s investment professionals in implementing the investment strategies of the Fund and the Portfolio. In particular, the Board considered the expertise of EVAIL’s investment professionals with respect to global markets and in-house research capabilities. The Board considered the international investment capabilities of EVAIL, which is based in London, and the benefits to the Fund and the Portfolio of having portfolio management services involving investments in international securities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of EVAIL and other factors, including the reputation and resources of EVAIL to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio.
The Board noted that, under the terms of the Fund Advisory Agreement, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of the Advisers and relevant affiliates thereof, including EVAIL. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities.
After consideration of the foregoing factors, among others, and based on its review of the materials provided and the assurances received from, and recommendations of, the Advisers, the Board concluded that the nature, extent and quality of services expected to be provided by EVAIL, taken as a whole, would be appropriate and consistent with the terms of the Sub-Advisory Agreements.
Performance, Management Fees, Profitability and Economies of Scale
The Board considered the fact that, as part of the 2022 annual contract review process with respect to the Fund and the Portfolio, the Board had concluded that (i) the performance of the Fund was satisfactory, (ii) the management fees payable to each Adviser were reasonable, (iii) the profits being realized by each Adviser and its affiliates were deemed not to be excessive, and (iv) the Fund and the Portfolio currently share in the benefits from economies of scale, if any, when they are realized by the Adviser, and that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future. In considering whether to approve the Sub-Advisory Agreements, the Board considered the fact that EVM, BMR and EVAIL are indirect wholly-owned subsidiaries of the same parent company, Morgan Stanley. The Board also considered that the Transition is not expected to result in any change in the terms of the Advisory Agreements (including the fees payable thereunder), and that the applicable Adviser would be responsible for the payment of all fees to EVAIL. Accordingly, the Board concluded that the appointment of EVAIL as a sub-adviser under each Sub-Advisory Agreement is not expected to adversely affect the performance of the Fund or the Portfolio, the reasonableness of the management fees payable by the Fund and the Portfolio, a portion of which would be paid by each Adviser to EVAIL, the profits to be realized by each Adviser and its affiliates, including EVAIL, in managing the Fund and the Portfolio, or the extent to which the Fund and the Portfolio can be expected to benefit from economies of scale in the future.

Eaton Vance
Emerging and Frontier Countries Equity Fund
April 30, 2023
Officers and Trustees

Officers of Eaton Vance Emerging and Frontier Countries Equity Fund and Global Macro Capital Opportunities Portfolio
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Emerging and Frontier Countries Equity Fund and Global Macro Capital Opportunities Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Global Macro Capital Opportunities Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance
Emerging and Frontier Countries Equity Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

18473    4.30.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2023

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2023